Earnings (Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2014
Earnings (Loss) Per Share [Abstract]
Schedule Computing Earnings (Loss) Per Share

The following table presents a reconciliation of the numerator and denominator of the basic and diluted income (loss) per share computations for the three and six months ended June 30, 2014 and 2013:

(in thousands, except per share amounts)	Three months ended June 30,		Six months ended June 30,
Numerator:	2014	2013	2014	2013
Net income (loss) attributable to Stratasys Ltd.- for the computation of basic
and diluted net income (loss) per share	$(173)	$(2,800)	3,914	$(18,336)
Denominator:
Weighted average shares - denominator for basic net income (loss) per share	49,373	38,781	49,323	38,637
Add: Effect of dilutive securities
Additional shares from the assumed exercise of employee stock options and
unvested RSUs	-	-	1,250	-
Held back issuable shares and other cetain obligations in connection with
MakerBot transaction	-	-	665	-
Denominator for diluted income (loss) per share	49,373	38,781	51,238	38,637

Net income (loss) per share attributable to Stratasys Ltd.
Basic	$(0.00)	$(0.07)	0.08	$(0.47)
Diluted	$(0.00)	$(0.07)	0.08	$(0.47)